Accounts Receivable, Net (Details) - Schedule of Allowance for Doubtful Accounts - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Allowance for Doubtful Accounts [Abstract]
Allowance for doubtful accounts, beginning balance	$ 3,523,458	$ 4,601,637	$ 4,788,855
Provision for (reversal of) doubtful accounts	(304,112)	1,968,316	(310,012)
Uncollectible accounts receivable written-off	(981,152)	(2,705,446)
Effects of foreign exchange rate	(162,914)	(341,049)	122,794
Allowance for doubtful accounts, ending balance	$ 2,075,280	$ 3,523,458	$ 4,601,637